Stock-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) right $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 98,080
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	1 year 17 days
Stock-based compensation expense	$ 72,109	$ 72,342	$ 64,735
Income tax benefit related to stock-based compensation expense	$ 27,442	$ 27,634	$ 24,816
Expiration period (in years)	10 years
Award vesting period (in years)	3 years
Weighted-average per share fair value of option rights granted during the year (in dollars per share) | $ / shares	$ 49.36	$ 50.73	$ 43.11
Fair value of options vested	$ 32,476	$ 32,655	$ 32,313
Outstanding option rights (in shares) | shares	5,163,709	5,219,506	5,699,892	6,484,592
Weighted average remaining term for options outstanding (in years)	6 years 3 months 1 day	6 years 5 months 8 days	6 years 6 months 24 days
Weighted average remaining term for options exercisable (in years)	5 years 2 months 12 days	5 years 5 months 18 days	5 years 7 months 16 days
Shares reserved for future grants of option rights restricted stock (in shares) | shares	2,557,106	3,605,437	4,604,924
Employees [Member]
Stock-Based Compensation (Textual) [Abstract]
Intrinsic value of exercised option rights	$ 129,230	$ 223,417	$ 195,097
Non-employee Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares authorized (in shares) | shares	200,000
Number of appreciation rights, performance shares or performance units granted | right	0
Award vesting period (in years)	3 years
Outstanding option rights (in shares) | shares	0	0	0
Stock Option [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 42,622
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	1 year 30 days
Estimated forfeiture rate (percentage)	2.00%
Award vesting percentage	33.333%
Restricted Stock [Member] | Employees [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 53,995
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	11 months 3 days
Restricted Stock [Member] | Non-Employee Directors [Member]
Stock-Based Compensation (Textual) [Abstract]
Unrecognized stock-based compensation expense	$ 1,463
Unrecognized stock-based compensation expense, weighted-average period recognition (in years)	10 months 21 days
Performance Shares [Member]
Stock-Based Compensation (Textual) [Abstract]
Service period required for vesting of grants (in years)	3 years
Time Shares [Member]
Stock-Based Compensation (Textual) [Abstract]
Award vesting period (in years)	3 years
Restricted Stock [Member]
Stock-Based Compensation (Textual) [Abstract]
Weighted-average fair value of restricted stock granted during the year (in dollars per share) | $ / shares	$ 257.99	$ 285.88	$ 191.60
2006 Employee Plan [Member]
Stock-Based Compensation (Textual) [Abstract]
Number of shares authorized (in shares) | shares	19,200,000
Number of appreciation rights, performance shares or performance units granted | right	0
2006 Employee Plan [Member] | Restricted Stock [Member]
Stock-Based Compensation (Textual) [Abstract]
Award vesting percentage	33.333%
Service period required for vesting of grants (in years)	3 years